Information Concerning the Group's Consolidated Operations - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Consolidated operations [line items]
Upfronts revenue				$ 19,535
ALLO715 [Member]
Consolidated operations [line items]
Revenue from performance obligation	$ 27,600
Calyxt [Member] | High Oleic Soyabean Meal [Member]
Consolidated operations [line items]
Revenue from sale of food				4,700
Calyxt [Member] | High Oleic Soyabean Oil [Member]
Consolidated operations [line items]
Revenue from sale of food				$ 4,700